Share-Based Compensation (Details) - USD ($)						6 Months Ended	12 Months Ended
	Oct. 31, 2023	Aug. 03, 2023	Sep. 03, 2021	Jul. 31, 2021	Aug. 03, 2020	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Share-Based Compensation [Line Items]
Number of shares granted (in Shares)			5,827
Vesting period					3 years
Share-based payment expense						$ 83,000	$ 244,000	$ 1,138,000	$ 120,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vesting period				3 years
Aggregate fair value								$ 737,000	$ 481,000
Unrecognized compensation cost	$ 64					$ 64
Weighted average vesting period	1 year
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted (in Shares)		38,710			38,710
Class A Ordinary Shares [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares granted (in Shares)				17,540